Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of March 31,
	2025	2026
	USD	USD
Raw materials	228,919	478,374
Finished goods	2,837,357	3,800,358
Inventories, net	3,066,276	4,278,732